DERIVATIVES AND HEDGING (Details 3) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Jan. 30, 2011
Cash Flow Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in AOCL (Effective Portion)	$ 10,261,000	$ 39,480,000
Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)	22,319,000	45,103,000
Gain/(Loss) Recognized in Earnings (Ineffective Portion)		(8,704,000)
Fair Value Hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings (Effective Portion)	(10,670,000)	(24,373,000)
Gain/(Loss) Recognized in Earnings (Ineffective Portion)	19,000	132,000
Derivatives not designated as hedges | Commodity contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings	46,000	(1,981,000)
Hedging gains, before tax, included in accumulated other comprehensive loss related to de-designated commodity derivatives previously designated as cash flow hedges	400,000		17,700,000
Derivatives not designated as hedges | Foreign exchange contracts
Derivative instruments gains or losses (before tax)
Gain/(Loss) Recognized in Earnings		$ (129,000)